Note 7 - Other Assets	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Other Assets Disclosure [Text Block]
7.	OTHER ASSETS

At December 31, 2025 and 2024, the Company had obligations of $18.9 million and $18.0 million, respectively, associated with its SERP. As a means of informally funding these obligations, the Company has invested in life insurance policies related to certain employees and marketable securities held in a rabbi trust. At December 31, 2025 and 2024, these assets had a combined value of $18.4 million and $17.0 million, respectively.

Company-Owned Life Insurance

Investments in company-owned life insurance policies ("COLI") were made with the intention of utilizing them as a long-term funding source for the Company's SERP obligations. However, the cash surrender value of the COLI does not represent a committed funding source for these obligations. Any proceeds from these policies are subject to claims from creditors. The cash surrender value of the COLI of $17.8 million and $16.4 million at December 31, 2025 and 2024, respectively, is included in other assets in the accompanying consolidated balance sheets. The volatility in global equity markets in recent years has also had an effect on the cash surrender value of the COLI policies. The Company recorded income to account for the increase in cash surrender value in the amount of $1.4 million, $1.3 million and $1.3 million during the years ended December 31, 2025, 2024 and 2023, respectively. These fluctuations are classified as other income (expense), net on the consolidated statements of operations for all periods presented. This classification is consistent with the costs associated with the long-term employee benefit obligations that the COLI is intended to fund.

Other Investments

At December 31, 2025 and 2024, the Company held, in the aforementioned rabbi trust, available-for-sale investments at a cost of $0.6 million at each date. Together with the COLI described above, these investments are intended to fund the Company's SERP obligations and are classified as other assets in the accompanying consolidated balance sheets. The Company monitors these investments for impairment on an ongoing basis. At December 31, 2025 and 2024, the fair market value of these investments was $0.6 million at each date.